Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 01, 2021
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 01, 2021
Document Effective Date	Oct. 01, 2021
Prospectus Date	Oct. 01, 2021
OAKMARK SMALL CAP FUND | R6 Class
Prospectus:
Trading Symbol	OAZAX
OAKMARK SMALL CAP FUND | Advisor Class
Prospectus:
Trading Symbol	OAYAX
OAKMARK SMALL CAP FUND | Institutional Class
Prospectus:
Trading Symbol	OANAX
OAKMARK SMALL CAP FUND | Investor Class
Prospectus:
Trading Symbol	OAKAX